OTHER ASSETS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Schedule of Components of Other Assets and Liabilities	This item consists of the following:

	2025	2024
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (b)	1,577,490	1,225,171
Derivatives receivable (c)	1,231,865	904,791
Receivables from sale of investments (d)	787,539	824,988
Margin call and others (e)	2,604,469	1,087,831
Operations in process (f)	133,045	131,029
	6,334,408	4,173,810

Non-financial instruments:
Claim filed with the Tax Authority (l), Note 31	1,577,175	—
Investment properties, net (g)	795,506	625,105
Deferred fees (h)	709,384	1,026,896
Improvements in leased premises	254,018	149,298
VAT (IGV) tax credit	121,351	70,339
Income tax prepayments, net	119,910	226,847
Adjudicated assets, net	90,286	166,179
Investment in associates (i)	65,338	763,918
Others	78,171	31,763
	3,811,139	3,060,345
Total	10,145,547	7,234,155

	2025	2024
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (j)	2,678,539	2,366,147
Salaries and other personnel expenses	1,746,168	1,335,800
Derivatives payable (c)	1,047,907	819,473
Accounts payable for acquisitions of investments (d)	657,417	832,530
Allowance for indirect loan losses, Note 7(c)	371,576	383,918
Operations in process (f)	158,178	227,549
Dividends payable	88,219	74,183
	6,748,004	6,039,600
Non-financial instruments:
Taxes	723,433	786,659
Provision for sundry risks (k)	625,117	646,739
Others	168,525	147,308
	1,517,075	1,580,706
Total	8,265,079	7,620,306

Schedule of Fair Value of Derivative Financial Instruments, Recorded as Asset or Liability
The table below shows as of December 31, 2025, and 2024 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which fair value of derivatives is measured.

		2025				2024				2025 and 2024
	Note	Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)
Derivatives held for trading (i) -
Foreign currency forwards		546,954	283,787	32,518,743	January 2026 / November 2037	161,495	210,947	33,716,473	January 2025 / April 2027	–
Interest rate swaps		444,343	396,355	53,011,798	January 2026 / November 2040	456,575	352,677	48,119,429	January 2025 / January 2035	–
Currency swaps		223,448	346,591	10,928,546	January 2026 / February 2037	219,648	230,848	13,625,101	January 2025 / November 2034	–
Foreign exchange options		5,532	4,263	842,734	January 2026 / December 2026	3,018	8,420	743,202	January 2025/ April 2026	–
Futures		97	3	38,338	March 2026	1,477	120	23,713	March 2025	–
		1,220,374	1,030,999	97,340,159		842,213	803,012	96,227,918
Derivatives held as hedges
Cash flow hedges -
Cross interest rate swaps (IRS)	4(b)(i)	677	–	504,450	April 2026 / May 2026	–	970	564,600	April 2026 / May 2026	Cash and due from banks
Cross currency swaps (CCS)	15(a)(iii)	–	–	–	−	–	5,937	71,940	November 2025	Bonds issued / Loans (**)
Cross currency swaps (CCS)	15(a)(iv)	–	–	–	−	18,993	2,359	828,080	January 2025	Bonds issued
Cross currency swaps (CCS)	14(b)(i)	–	–	–	−	–	5,242	225,840	May 2025 / June 2025	Debts to bank
Cross currency swaps (CCS)	6(b)(i)	–	–	–	−	1,802	1,852	46,970	January 2025 / April 2025	Investments (*)

Fair value hedges -
Interest rate swaps (IRS)	6(b)(i)	10,593	–	504,450	May 2026 / February 2028	33,027	–	790,440	March 2025 / February 2028	Investments (*)
Foreign currency forwards	6(b)(i)	193	14,839	167,286	January 2026 / July 2026	5,597	98	125,173	January 2025 / February 2026	Investments (*)
Foreign currency forwards	7(g)	28	2,069	44,858	January 2026 / December 2026	3,159	3	136,603	March 2025 / December 2025	Loans
		11,491	16,908	1,221,044		62,578	16,461	2,789,646
		1,231,865	1,047,907	98,561,203		904,791	819,473	99,017,564
(*)    Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2025 and 2024.
(**)    As of December 31, 2025, the cross-currency swap (CCS) contracts held by the Group expired. As of December 31, 2024, the Group held cross-currency swap contracts for a notional amount of ¥3,000.0 million, equivalent to $19.1 million), which were decomposed by risk variables into two cross-currency swaps (CCS) for the purpose of being designated as cash flow hedges and re-expressing the initial exposures in the functional currency, as follows:

-    JPY-PEN for ¥3,000.0 million, equivalent to S/71.9 million as of December 31, 2024, designated for cash flow hedges of bonds issued in yen.
-    PEN-USD for $20.3 million equivalent to S/76.4 million as of December 31, 2024, designated for cash flow hedging of U.S. Dollar placements up to that amount.

Schedule of Fair Value of Derivatives Held For Trading Classified by Contractual Maturity	Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2025						2024
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	349,599	196,334	1,021	–	–	546,954	106,414	53,498	1,583	–	–	161,495
Interest rate swaps	32,636	30,009	99,905	78,043	203,750	444,343	22,151	33,774	141,134	82,228	177,288	456,575
Currency swaps	5,077	46,348	98,221	44,115	29,687	223,448	43,713	31,998	72,826	56,141	14,970	219,648
Foreign exchange options	2,948	2,584	–	–	–	5,532	1,175	1,369	474	–	–	3,018
Futures	97	–	–	–	–	97	1,477	–	–	–	–	1,477
Total assets	390,357	275,275	199,147	122,158	233,437	1,220,374	174,930	120,639	216,017	138,369	192,258	842,213

	2025						2024
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	167,894	111,108	4,785	–	–	283,787	141,078	67,531	2,338	–	–	210,947
Interest rate swaps	25,645	23,324	60,152	87,809	199,425	396,355	21,591	50,376	88,792	29,965	161,953	352,677
Currency swaps	101,725	64,491	88,744	50,879	40,752	346,591	26,293	25,499	79,045	71,857	28,154	230,848
Foreign exchange options	1,706	2,557	–	–	–	4,263	3,175	4,075	1,170	–	–	8,420
Futures	3	–	–	–	–	3	120	–	–	–	–	120
Total liabilities	296,973	201,480	153,681	138,688	240,177	1,030,999	192,257	147,481	171,345	101,822	190,107	803,012

Schedule of Current Cash Flow Hedges Expected To Occur	The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks. A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2025					2024
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	506,116	–	–	–	506,116	1,202,322	568,812	–	–	1,771,134
Cash outflows (liabilities)	(506,042)	–	–	–	(506,042)	(1,190,257)	(566,730)	–	–	(1,756,987)
Consolidated statement of income	448	–	–	–	448	2,764	1,845	–	–	4,609

Schedule of Movement of Investment Properties
The movement of investment properties is as follows:

	2025			2024
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	371,671	336,265	707,936	639,693
Additions	96,603	86,960	183,563	70,399
Acquisition of Pacifico EPS shares, Note 2(a)	427	526	953	—
Disposals and others	(2,686)	(3,851)	(6,537)	(2,156)
Ending period	466,015	419,900	885,915	707,936

Accumulated depreciation
Balance at January 1	–	81,704	81,704	73,009
Depreciation for the period	–	8,803	8,803	9,098
Disposals and others	–	(1,176)	(1,176)	(403)
Ending period	–	89,331	89,331	81,704

Impairment losses	689	389	1,078	1,127

Net carrying amount	465,326	330,180	795,506	625,105

Schedule of Movement of Provision for Sundry Risks	The movement of the provision for sundry risks for the years ended December 31, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	646,739	642,520	624,149
Provision, see Note 25	149,651	315,214	95,873
Decrease, net	(171,273)	(310,995)	(77,502)
Balances at the end of the year	625,117	646,739	642,520